Note 1 - Significant Accounting Policies (Detail) - Activity Associated With Other Real Estate Owned (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 5,251	$ 8,316
Properties transferred into OREO	4,214	5,948
Valuation impairments recorded	(1,151)	(2,258)
Proceeds from sale of properties	(5,873)	(6,850)	(6,645)
Gain on sale of properties	484	95
Balance at end of year	$ 2,925	$ 5,251	$ 8,316